3000 Two Logan Square

Eighteenth and Arch Streets

Philadelphia, PA  19103-2799

215.981.4000

Fax 215.981.4750

John P. Falco

direct dial: 215.981.4659

direct fax: 866.422.2114

falcoj@pepperlaw.com

August 29, 2012

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, NE

Washington, D.C. 20549

Attn:  Mary B. Cole, Esq.

Re:	FundVantage Trust 1940 Act File No. 811-22027 1933 Act File No. 333-141120

Dear Ms. Cole:

On behalf of FundVantage Trust (the “Trust”), accompanying this letter is Post-Effective Amendment No. 63 (the “Amendment”) to the Trust’s Registration Statement on Form N-1A (the “Registration Statement”).  The Amendment is being filed pursuant to Rule 485(b) under the Securities Act of 1933 (the “Securities Act”) to (i) incorporate changes to the Registration Statement in response to oral comments from the staff of the Commission (the “Staff”) to Post-Effective Amendment No. 59 (“PEA No. 59”) to the Registration Statement and (ii) make other non-material changes.  PEA No. 59 was filed on June 15, 2012 pursuant to Rule 485(a) under the Securities Act to register the Gotham Absolute Return Fund (the “Fund”), a new series of the Trust, under the Investment Company Act of 1940 and to register the Fund’s shares under the Securities Act.

We appreciate the opportunity to address the Staff’s comments regarding certain disclosure in the prospectus (the “Prospectus”) and statement of additional information (the “SAI”) contained in PEA No. 59.  We have organized this letter by setting forth the Staff’s comments in italicized text followed by the Trust’s response to the Staff’s comments.

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Prospectus

1.                                      Revise the investment objective to be consistent with absolute return strategy.

Response:  The Prospectus has been revised to address the Staff’s comment.

2.                                      With respect to the fee table, confirm that the Fund does not anticipate investing in “acquired funds” and that the Fund is not required to disclose acquired fund fees and expenses.

Response:  Confirmed.

3.                                      In the column entitled “Institutional Shares” of the fee table, indent those items that are sub-items to “Other expenses.”

Response:  The Prospectus has been amended to reflect the Staff’s comment.

4.                                      Explain in the response letter to the Staff’s comments the reason for the difference between the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” of 3.15% and the expense limitation of 2.25%.

Response:  The difference between the “Total Annual Fund Operating Expenses After Fee Waiver and/or Expense Reimbursement” and the expense limitation is due to the inclusion of “Dividend and Interest Expense on Securities Sold,” which are excluded from the expense limitation.  Such exclusions from the expense limitation are disclosed in footnote 2 to the fee table.

5.                                        In the Expense Example table, provide the information assuming an investment of $10,000 rather than the minimum initial investment amount.

Response:  The Prospectus has been revised to reflect the Staff’s comments.

6.                                        Revise the sections “Summary of Principal Investment Strategies” and “Principal Investment Strategies” to conform to the Fund’s disclosure of principal risks under “Summary of Principal Risks” and “Risks,” including, disclosure with respect to borrowing from banks, dividend and interest expenses from short sales and investment in foreign and emerging market securities to the extent such techniques are principal investment strategies.  Also include disclosure regarding the potential for high portfolio turnover in the Fund.

Response:  The Prospectus has been revised to address the Staff’s comments.

7.                                        Under the section “Tax Information,” disclose that investments held in tax-deferred arrangements may be subject to tax upon withdrawal.

Response:  The Prospectus has been revised to reflect the Staff’s comment.

8.                                        Under the section “Investment Objective” disclose the amount of notice in days that will be provided to shareholders upon a change of investment objective.

Response:  The Prospectus has been revised to address the Staff’s comment.

9.                                        In the response letter to the Staff’s comment, discuss the Fund’s anticipated use of ETFs.

Response:  The Fund discloses that it may invest in ETFs under the section “Other Investment Strategies” because the Adviser may utilize ETFs for cash management purposes in order to reduce cash drag resulting from large cash inflows or outflows of the Fund shares over a short time period.

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As counsel to the Trust, we reviewed the Amendment and hereby represent that the Amendment does not contain disclosures that would render it ineligible to become effective under Rule 485(b) of the Securities Act.

This letter incorporates by reference the “Tandy Letter” signed by an officer of the Trust and attached hereto as Exhibit A.

Please direct any questions concerning this letter to the undersigned at 215.981.4659.

Very truly yours,

John P. Falco

cc:	Joel Weiss, President of FundVantage Trust John M. Ford, Esq.

EXHIBIT A

FUNDVANTAGE TRUST
301 BELLEVUE PARKWAY
WILMINGTON, DE 19809

August 29, 2012

Division of Investment Management

U.S. Securities and Exchange Commission

100 F Street, N.E.

Washington, D.C. 20549

Re:	FundVantage Trust (the “Trust”)
File Nos. 333-141120 and 811-22027

Dear Sir or Madam:

In connection with the Trust’s response to certain oral comments received from the Commission staff with respect to Post-Effective Amendment No. 59, the Trust’s registration statement on Form N-1A filed with the Commission on June 15, 2012 (the “Amendment”), the Trust is providing the following, as instructed:

The Trust acknowledges that (i) it is responsible for the adequacy and accuracy of the disclosure in the Amendment, (ii) Commission staff comments or changes to disclosure in response to staff comments in the Amendment reviewed by the staff do not foreclose the Commission from taking any action with respect to the Amendment, and (iii) the Trust may not assert staff comments with respect to the Amendment as a defense in any proceeding initiated by the Commission or any person under the federal securities laws of the United States.

Please direct any questions concerning this letter to John P. Ford, Esq. of Pepper Hamilton, LLP, counsel to the Trust, at 215.981.4009.

Very truly yours,

/s/ Joel Weiss

Joel Weiss
President and Chief Executive Officer

Cc:	Ms. Mary B. Cole, Esq., Securities and Exchange Commission John M. Ford, Esq.